Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures that are integrated into our overall enterprise risk management system. These procedures aim to identify, assess, and manage potential and existing cybersecurity threats. We have a strong information security department, led by our IT department, that identifies, assesses, and manages cybersecurity risks on a daily basis. We have ensured that our employees have full access to the basic knowledge and principles of information security, established a sound responding process and disposal mechanism for system security, external attacks and violations, and safeguarded the confidentiality of information and data of our employees, customers, as well as third parties on our platform, making sure information and data can only be obtained and used when necessary. We strive to ensure the highest standards and procedures to protect data and information security for the users on our platform.

As of the date of this annual report, we have not experienced any material cybersecurity incidents that have affected or are reasonably likely to affect us, our business strategy, results of operations, or financial condition.

Governance

The nominating and corporate governance committee of our board of directors is responsible for overseeing risks related to cybersecurity. When appropriate, periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company. In the event that a material cybersecurity occurs, the nominating and corporate governance committee is responsible for reviewing the information and issues involved, disclosures to be made, and the procedures followed. Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. He reports to our management team and provides quarterly updates to nominating and corporate governance committee of our board of directors on any material cybersecurity incidents or material risks arising from cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented comprehensive cybersecurity risk assessment procedures that are integrated into our overall enterprise risk management system.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The nominating and corporate governance committee of our board of directors is responsible for overseeing risks related to cybersecurity. When appropriate, periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company. In the event that a material cybersecurity occurs, the nominating and corporate governance committee is responsible for reviewing the information and issues involved, disclosures to be made, and the procedures followed. Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. He reports to our management team and provides quarterly updates to nominating and corporate governance committee of our board of directors on any material cybersecurity incidents or material risks arising from cybersecurity threats.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing risks related to cybersecurity.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. He reports to our management team and provides quarterly updates to nominating and corporate governance committee of our board of directors on any material cybersecurity incidents or material risks arising from cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]	In the event that a material cybersecurity occurs, the nominating and corporate governance committee is responsible for reviewing the information and issues involved, disclosures to be made, and the procedures followed. Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. He reports to our management team and provides quarterly updates to nominating and corporate governance committee of our board of directors on any material cybersecurity incidents or material risks arising from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our head of IT department, who has many years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true